General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Disclosure Of General Principles For The Preparation Of The Consolidated Financial Statements [Abstract]
General principles for the preparation of the consolidated financial statements

3 General principles for the preparation of the consolidated financial statements

(a) Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

Details of Group’s accounting policies are included in note 4.

(b) Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value (see note 31).

(c) Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realised, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statement of profit or loss has been prepared based on the function of the expenses.

The consolidated statement of cash flows has been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d) Functional and presentation currency

These consolidated financial statements are presented in Euro (the Group’s presentation currency), which is the Natuzzi S.p.A.’s functional currency.

(e) Use of estimates and judgement

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i) Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes.

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Note 26: reverse factoring, presentation of amounts related to supply chain financing arrangements in the statement of financial position and in the statement of cash flow.
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Notes 4(f), 9 and 20: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.

(ii) Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2023 that have an high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

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Notes 4(i), 8 and 9: impairment test of property, plant and equipment and right-of-use assets, for the significant assumptions used by management in estimating the value in use (annual sales growth rates, weighted average cost of capital rates and long-term growth rates).
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Notes 4(n)(i), 15 and 30: measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).
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Notes 4(r) and 23: provision for warranties for the significant assumptions underlying the estimation of the expected warranties.
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Notes 4(r), 23 and 41: recognition and measurement of provisions and contingencies for the key assumptions about the likelihood and magnitude of an outflow of resources.
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Notes 4(aa) and 38: recognition of deferred tax assets, for the estimation of the available future taxable profits against which deductible temporary differences and tax losses carried forward can be utilised.

(f) Going concern assumption

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. Events and conditions, management’s plans and Directors’ conclusions on the Group’s going concern assumption as at December 31, 2023 are reported below.

(i) Circumstances ed events

The Group, which had reported increased revenue and operating profits in the post-Covid biennium 2021-2022, reported a significant decrease in revenue and an operating loss in 2023, experiencing, like most players in the furniture sector globally, a natural decrease in written orders following the surge that occurred in the post-Covid period, in addition to the effects of uncertainty caused by ongoing geopolitical crises, and the reduction in purchasing power of families generated by the persistence of high levels of inflation and the related surge in interest rates, that have contributed to the contraction of the real estate sector, to which the furniture sector is also closely connected.

The significant decrease in revenue and the impact of the restructuring plan to reduce the number of employees and workers implemented during 2023 in response to the contraction of revenue, for which during 2023 the Group accounted for 7,458 as labor-related costs, have contributed to generate the operating loss of 9,499 for the year ended December 31, 2023. The impact of the aforementioned restructuring plan has been partly offset by lower purchasing prices of raw materials than the prior year. Therefore, in 2023 the gross margin was equal to 34.3%, slightly lower than 35.1% reported in 2022.

Furthermore, the Group reported Net finance costs of 8,470, mainly following the persistent high interest rates on bank overdraft and short-term borrowings and the securitization program. As a consequence, the Group reported a net loss after tax of 16,162 for the year ended December 31, 2023. As of the same date, total equity was 73,288 and net working capital was negative for 1,095 (current asset, net of cash and cash equivalents, minus current liabilities, net of bank overdrafts and short-term borrowings, current portion of long-term borrowings and current portion of lease liabilities).

Despite the decrease in revenue and the reported loss for 2023, the Group continued in executing its investment program, part of which was funded by means of subsidized loans, while repaying its long-term debt at the due dates, which has adversely affected its net financial position before lease liabilities (cash and cash equivalents minus long-term borrowings minus bank overdraft and short-term borrowings minus current portion of long-term borrowings) as at December 31, 2023.

(ii) Management plans

The management plans to mitigate the negative effects of 2023 results leverage on the strengths of the business, namely the focus on the Natuzzi brand and retail distribution channel that offer better opportunities in terms of margins, in addition to the savings in labor and industrial transformation costs that the management expects from the implementation of the restructuring plan already started in 2023 and that will continue also in 2024. In particular, the ability of the Group to continue as a going concern is based on: i) the annual budget for 2024, approved by the Company’s Board of Directors on February 23, 2024; ii) the cash flow forecast for the year 2024 and the related sensitivity analysis to support the approved 2024 budget together with further actions that are meant to protect the cash availability in case of a lower level of 2024 revenue than expected and iii) a cash flow forecast extended through the end of June 2025.

(iii) Directors’ conclusions

The Directors believe that the above plans, many of which have already been implemented, combined with the cash and cash equivalents and unused credit facilities as at December 31, 2023 will be sufficient to allow the Group to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements.

As at December 31, 2023, the Group’s cash and cash equivalents amount to 33,610, while its long-term borrowings are of 17,353, including the current portion of 5,200, and its bank overdrafts and short-term borrowings are 22,834. Furthermore, as at December 31, 2023, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amounts to 31,130. See Note 26.